1
The GDL Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 34 .6%
Aerospace — 3 .4%
110,000 Aerojet Rocketdyne Holdings Inc. † ..... $ 6,178,700
5,000 Hexcel Corp. ..................... 341,250
8,700 Spire Global Inc. † ................. 5,812
6,525,762
Automotive — 0 .2%
20,000 Iveco Group NV † ................. 189,245
5,000 Uni-Select Inc. † .................. 172,401
361,646
Broadcasting — 0 .8%
90,000 TEGNA Inc. ..................... 1,521,900
Building and Construction — 1 .8%
12,000 Atlas Technical Consultants Inc. † ...... 146,280
37,500 Lennar Corp. , Cl. B ................ 3,349,125
3,495,405
Business Services — 0 .3%
100,000 Clear Channel Outdoor Holdings Inc. † ... 120,000
75,000 Dawson Geophysical Co. † ........... 131,250
2,000 Ework Group AB .................. 32,296
4,000 Ritchie Bros Auctioneers Inc. ......... 225,160
508,706
Cable and Satellite — 1 .6%
3,500 Lee Enterprises Inc. † ............... 43,575
40,000 Liberty Global plc , Cl. A † ............ 780,000
30,000 Liberty Latin America Ltd. , Cl. A † ...... 249,300
5,351 Liberty Latin America Ltd. , Cl. C † ...... 44,199
65,000 Shaw Communications Inc. , Cl. B ...... 1,944,950
3,062,024
Computer Software and Services — 1 .7%
15,500 Black Knight Inc. † ................. 892,180
7,500 Cvent Holding Corp. † .............. 62,700
8,000 Dell Technologies Inc. , Cl. C .......... 321,680
4,000 EMIS Group plc .................. 74,016
25,000 ForgeRock Inc. , Cl. A † .............. 515,000
6,000 Gen Digital Inc. ................... 102,960
300 GK Software SE † ................. 61,882
1,000 Magnet Forensics Inc. † ............. 32,697
20,000 Momentive Global Inc. † ............. 186,400
6,000 Playtech plc † .................... 39,006
16,000 Qualtrics International Inc. , Cl. A † ...... 285,280
600 Stratasys Ltd. † ................... 9,918
26,000 Sumo Logic Inc. † ................. 311,480
2,500 VMware Inc. , Cl. A † ................ 312,125
3,207,324
Consumer Products — 0 .8%
37,000 iRobot Corp. † .................... 1,614,680
Shares
Market
Value
Diversified Industrial — 1 .0%
35,000 Maxar Technologies Inc. ............ $ 1,787,100
3,600 Valmet Oyj ...................... 116,501
8,000 Velan Inc. ....................... 75,531
1,979,132
Electronics — 2 .9%
56,000 Bel Fuse Inc. , Cl. A ................ 2,033,920
2,000 MKS Instruments Inc. .............. 177,240
19,300 Rogers Corp. † ................... 3,154,199
62,000 Yamada Holdings Co. Ltd. † .......... 212,932
5,578,291
Energy and Utilities — 4 .4%
13,333 Alvopetro Energy Ltd. .............. 71,030
12,000 Avista Corp. ..................... 509,400
44,600 DCP Midstream LP ................ 1,860,712
40,000 Endesa SA ...................... 867,600
2,000 Evoqua Water Technologies Corp. † ..... 99,440
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 10,937
94,000 PNM Resources Inc. ............... 4,575,920
8,000 Southwest Gas Holdings Inc. ......... 499,600
8,494,639
Entertainment — 0 .8%
4,000 Activision Blizzard Inc. .............. 342,360
35,000 Fox Corp. , Cl. B ................... 1,095,850
15,000 Rovio Entertainment Oyj ............ 126,968
1,565,178
Financial Services — 3 .6%
17,500 Aareal Bank AG † .................. 573,158
5,000 Argo Group International Holdings Ltd. .. 146,450
875 Brookfield Asset Management Ltd. , Cl. A . 28,630
3,500 Brookfield Corp. .................. 114,065
12,000 Cadence Bank .................... 249,120
2,237 CNFinance Holdings Ltd. , ADR † ....... 5,526
8,000 Columbia Banking System Inc. ........ 171,360
11,000 Fanhua Inc. , ADR ................. 95,480
33,000 First Horizon Corp. ................ 586,740
4,000 Focus Financial Partners Inc. , Cl. A † .... 207,480
8,000 Malvern Bancorp Inc. † ............. 121,560
275,000 MoneyGram International Inc. † ....... 2,865,500
23,600 Steel Partners Holdings LP † .......... 1,035,792
2,000 The Community Financial Corp. ....... 66,260
100,000 Trean Insurance Group Inc. † ......... 612,000
2,000 Webster Financial Corp. ............. 78,840
6,957,961
Food and Beverage — 0 .3%
5,500 Chr. Hansen Holding A/S ............ 417,143
325,000 Yashili International Holdings Ltd. † ..... 48,854
465,997

The GDL Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care — 5 .9%
7,000 Amryt Pharma plc , ADR † ............ $ 102,060
100,000 Apollo Endosurgery Inc. † ............ 992,000
5,700 AstraZeneca plc , ADR .............. 395,637
9,000 Biohaven Ltd. † ................... 122,940
8,000 Bioventus Inc. , Cl. A † .............. 8,560
120,000 Cardiovascular Systems Inc. † ........ 2,383,200
20,000 Horizon Therapeutics plc † ........... 2,182,800
35,000 Idorsia Ltd. † ..................... 383,300
104,400 Oak Street Health Inc. † ............. 4,038,192
8,000 Provention Bio Inc. † ............... 192,800
7,000 QIAGEN NV † .................... 321,510
1,300 Seagen Inc. † .................... 263,211
17,000 TherapeuticsMD Inc. † .............. 63,750
11,449,960
Hotels and Gaming — 0 .1%
500 Flutter Entertainment plc † ........... 90,238
Machinery — 0 .3%
25,000 CFT SpA † (a) ..................... 124,717
12,000 CIRCOR International Inc. † .......... 373,440
10,000 CNH Industrial NV ................. 152,698
650,855
Metals and Mining — 0 .3%
46,000 Alamos Gold Inc. , Cl. A ............. 562,580
20,000 Artemis Gold Inc. † ................ 66,297
80,000 Sierra Metals Inc. † ................ 23,520
652,397
Real Estate — 1 .2%
10,000 Corem Property Group AB , Cl. B ....... 6,971
3,000 Healthcare Realty Trust Inc. , REIT ...... 57,990
35,000 Indus Realty Trust Inc. , REIT ......... 2,320,150
2,385,111
Retail — 1 .3%
4,000 Albertsons Companies Inc. , Cl. A ...... 83,120
100 Franchise Group Inc. ............... 2,725
2,000 Home24 SE † .................... 15,964
64,000 Sportsman's Warehouse Holdings Inc. † . 542,720
69,000 The Fresh Market Inc. † (a) ........... 0
3,000 Tod's SpA † ..................... 124,153
19,000 TravelCenters of America Inc. † ........ 1,643,500
2,412,182
Semiconductors — 0 .1%
800 Entegris Inc. ..................... 65,608
2,500 Siltronic AG ..................... 182,196
200 Tower Semiconductor Ltd. † .......... 8,494
256,298
Shares
Market
Value
Specialty Chemicals — 0 .5%
44,000 Diversey Holdings Ltd. † ............. $ 355,960
10,000 Mativ Holdings Inc. ................ 214,700
4,000 SGL Carbon SE † .................. 39,432
400 Tronox Holdings plc ............... 5,752
10,000 Univar Solutions Inc. † .............. 350,300
966,144
Telecommunications — 1 .1%
280,000 HKBN Ltd. ...................... 207,239
175,000 Koninklijke KPN NV ................ 617,948
47,000 Orange Belgium SA † ............... 777,825
21,000 Parrot SA † ...................... 95,653
40,047 Telesat Corp. † ................... 344,404
2,043,069
Transportation — 0 .1%
40,000 Abertis Infraestructuras SA † (a) ....... 210,393
5,000 US Xpress Enterprises Inc. , Cl. A † ..... 29,700
240,093
Wireless Communications — 0 .1%
713,121 NII Holdings Inc., Escrow † ........... 249,592
TOTAL COMMON STOCKS ........... 66,734,584
CLOSED-END FUNDS — 0 .5%
425,000 Altaba Inc., Escrow † ............... 1,000,875
PREFERRED STOCKS — 0.0%
Financial Services — 0.0%
2,000 Steel Partners Holdings LP , Ser. A , 6.000% ,
02/07/26 ...................... 46,320
RIGHTS — 0 .3%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc. , CVR † ....... 650
Health Care — 0 .2%
21,000 ABIOMED Inc. , CVR † ............... 36,750
70,000 Achillion Pharmaceuticals Inc. , CVR † ... 35,000
104,000 Adamas Pharmaceuticals Inc. , CVR † .... 5,200
104,000 Adamas Pharmaceuticals Inc. , CVR † .... 5,200
40,000 Akouos Inc. , CVR † ................ 30,000
79,391 Ambit Biosciences Corp. , CVR † (a) ..... 134,171
4,000 CinCor Pharma Inc. , CVR † ........... 12,000
28,000 Epizyme Inc. , CVR † ................ 560
300,000 Innocoll , CVR † (a) ................. 0
6,000 Ipsen , CVR † (a) ................... 13,500
125,000 Ipsen SA/Clementia , CVR † (a) ......... 0
23,000 Ocera Therapeutics , CVR † (a) ......... 3,910
3,000 Opiant Pharmaceuticals Inc. , CVR † ..... 1,500
115,000 Oyster Point Pharma Inc. , CVR † (a) ..... 1
3,000 Prevail Therapeutics Inc. , CVR † ....... 1,500

The GDL Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care (Continued)
2,000 Radius Health Inc. , CVR † ............ $ 200
346,322 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 01/02/24 † (a) .............. 0
11,000 Tobira Therapeutics Inc. , CVR † (a) ...... 0
279,492
Metals and Mining — 0 .1%
10,000 Kinross Gold Corp. , CVR † (a) ......... 0
419,000 Pan American Silver Corp. , CVR † ...... 230,450
230,450
Paper and Forest Products — 0.0%
24,000 Resolute Forest Products Inc. , CVR † .... 48,000
TOTAL RIGHTS ................... 558,592
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 64 .6%
$ 125,525,000 U.S. Treasury Bills,
4.493 % to 5.098% †† , 04/13/23 to
09/07/23 ...................... 124,397,982
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100 .0%
(Cost $ 193,695,942 ) ............. $ 192,738,353
Shares
Market
Value
SECURITIES SOLD SHORT — ( 1 .4 ) %
Building and Construction — ( 1 .3 ) %
24,500 Lennar Corp. , Cl. A ......................... $ 2,575,195
Shares
Market
Value
Financial Services — ( 0 .1 ) %
6,186 First Bank .................................. $ 62,479
4,657 Shore Bancshares Inc. ..................... 66,502
128,981
Machinery — (0.0) %
500 Xylem Inc. ................................. 52,350
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 1,666,947 ) (b) ..... $ 2,756,526
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 96 .0% $ 185,094,869
Europe .............................. 3 .6 6,927,005
Asia/Pacific ......................... 0 .2 357,098
Japan ............................... 0 .1 212,931
Latin America ....................... 0 .1 146,450
Total Investments — Long Positions 100.0% $ 192,738,353
Short Positions
North America ...................... ( 1 .4 ) % $ (2,756,526)
Total Investments — Short Positions (1.4)% $ (2,756,526)
As of March 31, 2023, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 3,695,356 EUR 3,400,000 State Street Bank and Trust Co. 04/28/23 $ 2,269
USD 1,914,705 CAD 2,600,000 State Street Bank and Trust Co. 04/28/23 (9,872)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (7,603)